Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

To each series of the Registrant (each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class B, Class C, Class I, Class O, Class P, Class R, and Class W shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Diversified International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

To each series of the Registrant (each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class B, Class C, Class I, Class O, Class P, Class R, and Class W shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Russia Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

To each series of the Registrant (each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class B, Class C, Class I, Class O, Class P, Class R, and Class W shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Global Equity Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

To each series of the Registrant (each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class B, Class C, Class I, Class O, Class P, Class R, and Class W shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

To each series of the Registrant (each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class B, Class C, Class I, Class O, Class P, Class R, and Class W shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

To each series of the Registrant (each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class B, Class C, Class I, Class O, Class P, Class R, and Class W shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Multi-Manager International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

To each series of the Registrant (each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class B, Class C, Class I, Class O, Class P, Class R, and Class W shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya International Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

To each series of the Registrant (each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class B, Class C, Class I, Class O, Class P, Class R, and Class W shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

To each series of the Registrant (each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class B, Class C, Class I, Class O, Class P, Class R, and Class W shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Multi-Manager International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

To each series of the Registrant (each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class B, Class C, Class I, Class O, Class P, Class R, and Class W shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Multi-Manager International Factors Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

To each series of the Registrant (each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class B, Class C, Class I, Class O, Class P, Class R, and Class W shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Multi-Manager Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

To each series of the Registrant (each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class B, Class C, Class I, Class O, Class P, Class R, and Class W shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Diversified Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

To each series of the Registrant (each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class B, Class C, Class I, Class O, Class P, Class R, and Class W shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Global Perspectives(R) Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

To each series of the Registrant (each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class B, Class C, Class I, Class O, Class P, Class R, and Class W shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Global Corporate Leaders 100 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

To each series of the Registrant (each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class B, Class C, Class I, Class O, Class P, Class R, and Class W shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Global High Dividend Low Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

To each series of the Registrant (each a “Fund” and collectively the “Funds”)

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds’ Class A, Class B, Class C, Class I, Class O, Class P, Class R, and Class W shares

(each a “Prospectus” and collectively the “Prospectuses”)

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.